Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2024	December 31, 2023
	USD	USD
Trade payables
Third parties	33,355	609,281

Other payables and accruals
Amounts due to related parties (refer note 24)	216,940	405,632
Other payables	638,182	466,834
Accrued expense	419,650	110,219
	1,274,772	982,685
Total trade and other payables	1,308,127	1,591,966